STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038

April 10, 2012

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc.
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

On behalf of The Lazard Funds, Inc. (the "Fund"), transmitted for filing is the Fund's definitive proxy statement (the "Definitive Proxy Statement") filed on behalf of Lazard U.S. Equity Value Portfolio (the "Portfolio") with the Securities and Exchange Commission (the "Commission").

The Definitive Proxy Statement is marked to show changes made in response to comments of the Commission's staff (the "Staff") that were provided to the undersigned by Deborah O'Neal-Johnson of the Staff via telephone on March 26, 2012 on the Fund's preliminary proxy statement filed on behalf of the Portfolio on March 21, 2012.  The Fund's definitive proxy materials are being mailed to shareholders of record on or about April 10, 2012.

For the convenience of the Staff and for completeness purposes, the Staff's comments have been restated below in their entirety, and the Fund's response is set out immediately following each comment.

General

1.
Staff Comment:  Please consider changing the references throughout the Definitive Proxy Statement from the Portfolio's diversification "classification" to the Portfolio's diversification "subclassification" for consistency with the reference in Section 13(a)(1) of the Investment Company Act of 1940, as amended (the "1940 Act"), to the subclassifications in Section 5(b)(1) and (2) of the 1940 Act.

Response:  The requested change has been made.

2.
Staff Comment:  We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the Staff to be certain that they have provided all information investors require.  Since the Fund and its management are in possession of all facts relating to the Portfolio's disclosure, they are responsible for the accuracy and adequacy of the disclosures they have made.  In connection with responding to our comments, please provide, in writing, a statement from the Fund acknowledging that:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Response:  The requested letter from the Fund, on behalf of the Portfolio, is filed with this letter.

*     *     *     *     *     *     *     *

We hope the Staff finds that this letter and the revisions in the Definitive Proxy Statement are responsive to the Staff's comments.  Should members of the Staff have any questions or comments regarding the Definitive Proxy Statement, they should call the undersigned at 212.806.5678 or Janna Manes at 212.806.6141.

Very truly yours,

/s/ Anna S. Harman
Anna S. Harman

cc:  Janna Manes

THE LAZARD FUNDS, INC.
30 Rockefeller Plaza
New York, New York  10112

April 10, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Deborah O'Neal-Johnson

Re:	The Lazard Funds, Inc. (the "Fund")
File Numbers: 33-40682; 811-06312

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Fund acknowledges the following:

•	the Fund is responsible for the adequacy and accuracy of the disclosure in this filing;

•	Staff comments or changes to disclosure in response to Staff comments in this filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Fund may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary